Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000162280 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	12.22%	10.61%	8.83%
C000000140 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	12.23%	10.57%	8.78%
C000000139 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	with Maximum Deferred Sales Charge - 1.00%
Average Annual Return, Percent	10.19% [1]	9.44%	7.64%
C000000137 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	with Maximum Sales Charge - 5.75%
Average Annual Return, Percent	5.51%	9.01%	7.89%
Without Sales Load [Member] | C000000139 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	without Deferred Sales Charge
Average Annual Return, Percent	11.12%	9.44%	7.64%
Without Sales Load [Member] | C000000137 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	without Sales Charge
Average Annual Return, Percent	11.95%	10.31%	8.53%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index (broad-based index)
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell Midcap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap® Index
Average Annual Return, Percent	10.60%	8.67%	11.01%

[1]	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.